Retirement plans - Asset allocation (Details)	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Equity securities	23.00%	15.00%
Debt securities	14.00%	52.00%
Cash and other short-term securities	63.00%	33.00%
Total	100.00%	100.00%